CAPITAL AND FINANCIAL RISK MANAGEMENT - Energy price risk (Details) - Energy price risk $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
CAPITAL AND FINANCIAL RISK MANAGEMENT
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
Increase in price Effect on OCI before taxes, gain (loss)	$ 8.0
Decrease in price Effect on OCI before taxes, gain (loss)	$ (9.3)